COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Nov. 23, 2020	Aug. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Ensysce Biosciences, Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Liability, to be Paid								$ 25,500
Rent expense				$ 7,062	$ 5,721	$ 14,123	$ 15,448	$ 36,645	$ 32,593
Future lease payment						$ 10,200
Ensysce Biosciences, Inc [Member] | Lease Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Lease commencement date			Oct. 01, 2020
Lease termination date			Oct. 31, 2021
Underwriters [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred fees	$ 4,750,000	$ 250,000